Document and Entity Information	Aug. 25, 2020
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2019
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Aug. 25, 2020
Document Effective Date	Aug. 25, 2020
Prospectus Date	Feb. 01, 2020
Entity Inv Company Type	N-1A
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Risk/Return:
Trading Symbol	EAASX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECASX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class I
Risk/Return:
Trading Symbol	EISMX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R
Risk/Return:
Trading Symbol	ERSMX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R6
Risk/Return:
Trading Symbol	ERASX